Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rental expense, operating leases	$ 187,101,004	$ 134,658,367	$ 117,914,221
Settlement agreement date	September 26, 2011
Agreed amount to pay for settlement	2,000,000
Group 1
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Eastriver Partners, Inc.
Law suit filling date	November 27, 2007
Group 2
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Scott Bauer
Law suit filling date	December 21, 2007
Group 3
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Tom Palny
Law suit filling date	December 12, 2011
Equipment
Commitments and Contingencies Disclosure [Line Items]
Purchase commitment outstanding	$ 13,593,547